Equity and Distributions - Summary of Incentive Distributions (Parenthetical) (Detail) (The Funds [Member], IDR [Member])	Dec. 31, 2014
The Funds [Member] | IDR [Member]
Distributions To Unitholders General Partner or IDR Holders [Line Items]
Percentage of IDRs owned	50.00%